Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 02, 2015
RS Focused Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Focused Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 16 of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page 34 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in a diversified portfolio of equity securities of U.S. companies that RS Investments considers to be high quality companies. The Fund will take short positions in an attempt to eliminate or reduce specific investment or risk exposures within the portfolio and to focus the Fund's potential for investment return on the most desirable opportunities presented by its portfolio of investments.

The domestic equity research team at RS Investments, made up of members of both the Growth and Value investment teams at RS Investments, identifies companies for investment by the Fund using a fundamental stock selection process. The process seeks to identify companies with, among other things, attractive relative valuations, strong and stable growth, increasing return on invested capital, and improving market sentiment. The portfolio management team also uses a quantitative analytical model, taking into account many of the same factors, to evaluate individual securities and to aid in the portfolio construction process. RS Investments currently expects that the Fund will typically hold between 40 and 70 equity securities in long positions. The Fund may hold any number of short positions, and the number and aggregate investment exposure of the Fund's short positions at any time may be greater than the number and aggregate exposure of the Fund's long positions. The Fund may use derivatives transactions, including options, total return swaps, futures, and contracts for differences, to gain long or short exposure to equity securities, as an alternative to direct positions in those equity securities. Although short positions will be used primarily to reduce specific risk exposures in the Fund's portfolio, RS Investments will generally attempt to enter into short positions on securities it expects to decline in value, attempting to create over time an incremental total return, or "alpha," to the Fund.

Through the combination of long and short positions, RS Investments intends to create a portfolio with significantly less exposure to broad market risks than a typical long-only portfolio, and with focused exposures to individual company, industry, and broad market themes. The Fund generally expects to forego some of the potential up-side return associated with a long-only investment strategy in return for the potential for reduced volatility provided by its short positions, although RS Investments seeks to minimize this effect over time through above-average returns on the Fund's long investments. The Fund's use of short sales may create investment leverage in the portfolio, and the Fund may lose money both on the long positions in its portfolio and on the short positions. RS Investments will, however, enter into short positions in an effort to eliminate or reduce risk exposure in the Fund's long positions. The aggregate of the investment exposures created by the Fund's long positions and its short positions will likely exceed the value of the Fund's assets.

The Fund invests primarily in equity securities of companies of any size market capitalization. Equity securities may include common and preferred stocks, and options, warrants, or rights with respect to common or preferred stocks. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, exchange-traded funds ("ETFs"), and private investment vehicles, including investment companies sponsored or managed by RS Investments or its affiliates. The Fund typically invests most of its assets in securities of U.S. companies but may invest any portion of its assets in foreign securities, including direct investments and investments through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

		The Fund's short positions might include, for example, taking a short position on a basket of equity securities or index of equity securities to reduce broad equity market risk. The Fund might also take a short position on one or a small number of equity securities in order to eliminate more specific investment elements, such as risks of investments in particular industries or sectors, or certain risks the portfolio management team identifies as potentially affecting a number of the Fund's portfolio investments. The portfolio management team may create short positions for the Fund by entering into short sales of specific equity securities or groups of securities, or by entering into derivatives transactions, including options, total return swaps, futures, and contracts for differences, providing short exposure to one or more equity securities or indices of equity securities. The portfolio management team relies on fundamental and quantitative analyses in identifying investment exposures and risks it might seek to reduce within the Fund's portfolio and in identifying the specific short exposures that are intended to reduce those exposures and risks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.
  Equity Securities Risk
  The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.
  Investment Style Risk
  A mutual fund investing principally in growth and value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.
  Small and Mid-sized Companies Risk
  Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Limited Portfolio Risk
  To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
  Short Sale Risk
  An increase in the value of a security over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that RS Investments will be able to close out the position at any particular time or at an acceptable price. The loss from a short position is potentially unlimited. A Fund's use of short sales will likely result in the creation of leverage in the Fund.
  Derivatives Risk
  Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.
  Leverage Risk
  Use of leverage by the Fund may have the effect of increasing the volatility of the value of the Fund's portfolio, and may entail risk of loss in excess of the Fund's invested capital.
  Overweighting Risk
  Overweighting investments in an industry or group of industries relative to the Fund's primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.
  Underweighting Risk
  If the Fund underweights its investment in an industry or group of industries relative to the Fund's primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's primary benchmark.
  Focused Investment Risk
  Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.
  Portfolio Turnover Risk
  Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Cash Position Risk
  To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Prime Brokerage Risk
  In the event of a default, insolvency, or failure of the prime broker used by a Fund in connection with its short investments, there is no guarantee that the Fund would be able to recover its assets from the prime broker. The Fund may be delayed or prevented from recovering its assets, resulting in losses to the Fund.
  Liquidity Risk
  Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Foreign Securities Risk
  Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this Prospectus.
RS Focused Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend/Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	1.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.52%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	3.06%	[2]
1 Year	rr_ExpenseExampleYear01	769
3 Years	rr_ExpenseExampleYear03	1,588
1 Year	rr_ExpenseExampleNoRedemptionYear01	769
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,588
RS Focused Opportunity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend/Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	1.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.00%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	3.81%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	483
3 Years	rr_ExpenseExampleYear03	1,395
1 Year	rr_ExpenseExampleNoRedemptionYear01	383
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,395
RS Focused Opportunity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Dividend/Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	1.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.42%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.83%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.81%	[2]
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	1,076
1 Year	rr_ExpenseExampleNoRedemptionYear01	284
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,076

[1]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed to pay or reimburse the Fund's expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), dividend and interest expense on short sales, and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.90% for Class A shares, 2.65% for Class C shares, and 1.65% for Class Y shares. This expense limitation will continue through April 30, 2016 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.
[3]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[4]	Deferred sales load applies for shares sold within one year of purchase.